Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	May 16, 2017 MXN ($)	Apr. 28, 2017 MXN ($) $ / shares	Apr. 29, 2016 MXN ($)	Apr. 14, 2016 MXN ($) $ / shares	Apr. 23, 2015 MXN ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($) $ / shares	Dec. 31, 2017 MXN ($)
Dividends
Dividends approved		$ 1,600,000,000		$ 1,400,000,000
Dividends per share | $ / shares		$ 4.00		$ 3.50
Dividends paid	$ 1,575,083		$ 1,371,641,000
Period during which tax on dividend distributions and interim payments can be credited against income tax						2 years
Equity reserves
Reserve for repurchase of shares		$ 1,500,000,000		$ 1,200,000,000	$ 241,543,000	$ 74,284	$ 1,383,124,000	$ 1,041,000	$ 1,466,016,000
Transfer to capital redemption reserve									116,876,000
Increase (decrease) in the legal reserve fund					17,704,000		$ 176,530,000
Percentage of annual net profits required to be reserved to legal reserve fund						5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund						20.00%	20.00%
Legal reserve fund not available for distribution							$ 61,689	238,219	$ 61,689
Change in fixed portion of capital stock
Approved decrease in fixed portion of capital stock					$ 1,200,000,000			$ 1,200,000,000
Reduction of issued capital per share | $ / shares					$ 3.00			$ 3.00
Amount reimbursed to shareholders								$ 1,184,834,000
Amount of approved decrease in fixed portion of capital stock pertaining to treasury stock held								$ 15,166,000